Discontinued Operations - Disposal of Ethanol Plants (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 22, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds From Repayments Of Debt Gross	$ 3,330,000
Amount Accounted For Return Of Deposit	938,000
Amount Accounted For Past Accrued Management Fees Paid	650,000
Proceeds from (Repayments of) Debt, Total	1,742,000
Depreciation				34,000	53,000
Operating Leases, Rent Expense		46,000	63,000
Sales Revenue, Goods, Net [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Concentration Risk Percentage During Period			73.00%	76.00%	75.00%
Ethanol Plants [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation			6,831,000
Operating Leases, Rent Expense			2,798,000
Cargill [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost Of Purchased Oil and Gas			$ 70,400,000